United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2018

Date of Reporting Period: Quarter ended 09/30/2018

Item 1.	Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.7%
	Aerospace/Defense—1.2%
$2,950,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$3,219,188
1,375,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	1,414,531
2,950,000	TransDigm, Inc., 5.50%, 10/15/2020	2,957,375
8,850,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	9,015,937
1,700,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,745,900
1,625,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,659,531
950,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	961,875
	TOTAL	20,974,337
	Automotive—2.0%
6,975,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	6,233,906
6,125,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	6,086,596
3,700,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	3,963,625
5,000,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	5,107,750
1,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	1,230,875
950,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	875,188
1,875,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,770,000
475,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	476,188
2,100,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	2,189,250
825,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	802,403
6,350,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	6,000,750
	TOTAL	34,736,531
	Banking—0.5%
6,950,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	7,201,938
1,850,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,910,125
	TOTAL	9,112,063
	Building Materials—1.8%
900,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	921,375
4,825,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	4,855,156
1,650,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	1,716,000
3,150,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,232,688
3,425,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	3,309,372
1,475,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	1,554,281
1,440,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,477,800
1,575,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 9/15/2026	1,582,875
4,550,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	4,595,500
7,750,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	7,314,062
1,625,000	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,663,594
	TOTAL	32,222,703
	Cable Satellite—8.9%
2,175,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	2,173,913
5,900,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	6,313,000
3,175,000	CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	3,221,545
5,475,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,577,601
4,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,427,750
2,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	2,465,313

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$1,100,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	$1,090,375
5,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	5,513,040
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,520,976
400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	409,500
4,950,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,919,062
1,925,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,886,500
4,150,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	4,047,827
5,150,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	5,262,656
4,675,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,727,594
2,525,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,544,493
2,825,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	2,973,313
1,300,000	Charter Communications Holdings II, 5.125%, 2/15/2023	1,308,125
2,300,000	Charter Communications Holdings II, 5.75%, 1/15/2024	2,343,125
2,425,000	DISH DBS Corp., 5.00%, 3/15/2023	2,209,612
2,025,000	DISH DBS Corp., 5.875%, 7/15/2022	1,983,234
5,800,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	5,234,500
4,575,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	4,351,969
2,025,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	2,135,788
4,550,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	4,206,475
2,250,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,289,375
3,975,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 8.50%, 10/15/2024	4,014,750
1,975,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	2,095,969
4,550,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,805,937
2,600,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	2,850,900
3,650,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	3,622,990
6,950,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,229,390
3,250,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,270,312
1,850,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	1,840,750
9,200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	8,694,000
8,075,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,519,125
7,900,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,754,166
2,721,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	2,799,229
1,675,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,662,639
2,575,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,587,746
6,175,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	5,809,131
2,475,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,335,781
2,625,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	2,398,594
	TOTAL	157,428,070
	Chemicals—2.1%
2,125,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.75%, 6/1/2023	2,164,844
5,500,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	5,501,650
5,225,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	4,865,781
7,000,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	6,597,500
2,075,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,080,188
875,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	870,625
525,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	520,679
13,825,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	14,187,906
625,000	Starfruit Finco BV, Sr. Unsecd. Note, Series 144A, 8.00%, 10/1/2026	634,375
	TOTAL	37,423,548

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—0.6%
$5,575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	$5,240,500
2,750,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	2,815,313
1,600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	1,586,000
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	592,250
	TOTAL	10,234,063
	Consumer Cyclical Services—0.5%
5,275,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	5,182,687
2,200,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	2,134,000
1,775,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	1,874,844
	TOTAL	9,191,531
	Consumer Products—1.5%
700,000	Energizer Gamma Acquisition, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 7/15/2026	725,375
4,750,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	4,767,812
350,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	328,125
8,100,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	8,150,625
6,000,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	6,097,500
4,400,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	4,466,000
1,675,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	1,716,875
	TOTAL	26,252,312
	Diversified Manufacturing—1.2%
2,525,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	2,414,279
5,065,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	5,109,319
1,200,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	1,224,000
3,875,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	3,371,250
8,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	8,523,648
550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	546,562
	TOTAL	21,189,058
	Environmental—0.5%
5,800,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	6,010,250
2,350,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	2,290,287
	TOTAL	8,300,537
	Finance Companies—2.6%
500,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2023	505,625
575,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2023	585,063
750,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	750,938
8,025,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	7,874,371
700,000	Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	728,000
850,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	857,437
775,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/15/2026	769,187
3,775,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	4,020,375
1,275,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,278,187
1,350,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	1,321,312
1,200,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	1,216,500
12,600,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	12,930,750
10,825,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	10,865,594
1,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	1,445,375
	TOTAL	45,148,714
	Food & Beverage—2.6%
6,750,000	Anna Merger Subsidiary, Inc., Series 144A, 7.75%, 10/1/2022	2,328,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	$49,125
4,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	4,990,256
3,125,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	3,144,531
2,775,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,726,438
5,950,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	5,718,307
1,900,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,869,125
5,650,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	5,363,545
1,525,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,518,519
2,325,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	2,243,625
9,250,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	9,122,812
6,875,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	6,943,750
	TOTAL	46,018,783
	Gaming—4.5%
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,057,800
5,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	6,114,650
375,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.00%, 8/15/2026	379,688
10,375,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	9,908,125
1,225,000	Delta Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 9/15/2026	1,243,375
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	3,201,188
675,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	694,406
1,400,000	MGM Mirage, Inc., 7.75%, 3/15/2022	1,538,292
3,200,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	3,372,000
2,300,000	MGM Resorts International, 6.00%, 3/15/2023	2,386,250
1,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,850,970
3,100,000	MGM Resorts International, Sr. Unsecd. Note, 5.75%, 6/15/2025	3,121,700
4,575,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	4,500,656
2,375,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	2,297,100
5,800,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	6,155,250
5,275,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	5,275,000
11,150,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	11,247,562
2,385,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	2,408,850
3,125,000	Star Group Holdings BV, Sr. Unsecd. Note, Series 144A, 7.00%, 7/15/2026	3,231,844
4,650,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	4,465,395
3,300,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	3,125,760
1,500,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	1,395,000
	TOTAL	78,970,861
	Health Care—11.3%
2,750,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,777,500
6,100,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	6,336,375
8,475,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	7,648,687
2,100,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,160,270
2,100,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	2,136,750
5,725,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	5,918,219
1,850,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,808,375
4,250,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	4,053,437
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, Series 144A, 8.625%, 1/15/2024	882,938
5,450,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,080,885
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	1,373,625
2,800,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 10/15/2026	2,800,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$3,450,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	$3,551,775
1,200,000	HCA, Inc., 4.50%, 2/15/2027	1,182,000
3,850,000	HCA, Inc., 4.75%, 5/1/2023	3,931,812
6,025,000	HCA, Inc., 5.00%, 3/15/2024	6,190,687
450,000	HCA, Inc., 5.25%, 6/15/2026	464,063
2,300,000	HCA, Inc., 5.875%, 5/1/2023	2,429,375
1,925,000	HCA, Inc., 5.875%, 2/15/2026	2,009,219
5,625,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	5,814,844
10,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,378,375
975,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	989,138
1,400,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,536,500
925,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	885,688
3,450,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	3,392,213
1,325,000	LifePoint Health, Inc., 5.875%, 12/1/2023	1,386,281
1,225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	1,278,594
1,200,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,222,500
11,775,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	12,269,550
4,150,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	4,482,000
18,250,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	17,921,500
5,550,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	5,755,294
10,650,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	10,996,125
5,625,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	5,695,312
6,275,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	6,039,687
12,725,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	11,070,750
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,049,125
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	771,125
3,225,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,333,199
1,475,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	1,559,886
1,125,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,125,754
4,625,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	4,567,187
1,200,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	1,257,000
1,450,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,450,000
1,875,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	1,827,188
4,175,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,175,000
2,675,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	2,653,600
6,825,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	7,498,969
5,875,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	5,595,937
	TOTAL	198,714,313
	Health Insurance—0.2%
2,750,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	2,825,625
1,375,000	Wellcare Health Plans, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 8/15/2026	1,402,500
	TOTAL	4,228,125
	Independent Energy—6.2%
2,400,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	2,427,000
625,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	641,406
2,025,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	2,055,982
4,875,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	5,520,937
2,425,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	2,522,000
3,962,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	4,051,145

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$1,200,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	$1,227,000
450,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	461,813
791,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	791,989
2,950,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	3,186,000
2,450,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	2,397,937
1,908,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	2,003,400
3,125,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.00%, 10/1/2024	3,128,906
1,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 1/15/2025	1,422,438
3,875,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 6/15/2027	3,960,250
6,800,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	6,672,500
925,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	949,281
3,600,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	3,645,000
925,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	929,625
1,850,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	1,856,937
2,475,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	2,425,500
2,200,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	2,172,500
875,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	894,688
1,050,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	1,023,750
1,725,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	1,720,687
1,650,000	Laredo Petroleum, 5.625%, 1/15/2022	1,645,875
1,400,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,407,000
923,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	940,288
950,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	967,813
2,875,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	2,938,250
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	964,031
2,500,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.75%, 5/15/2026	2,384,375
400,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	418,000
1,050,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	1,050,000
1,275,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,284,563
2,875,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	2,889,375
2,250,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	2,202,187
1,400,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	1,344,000
3,475,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	3,305,594
1,050,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	1,036,875
2,800,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,803,500
425,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	439,875
1,700,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	1,774,375
4,475,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.25%, 12/1/2025	4,228,875
725,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	763,063
4,475,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	4,743,500
875,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	420,000
3,025,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	1,240,250
2,200,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	2,226,004
875,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.75%, 6/1/2026	889,219
271,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	282,179
1,050,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	1,197,000
3,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	3,759,125
1,425,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	1,487,344
	TOTAL	109,121,206

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—0.6%
$6,550,000		Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	$5,927,750
3,775,000		KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	3,671,188
975,000		Stevens Holding Company, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2026	993,281
		TOTAL	10,592,219
		Insurance - P&C—2.7%
5,725,000		Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	5,351,043
4,250,000		AmWINS Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	4,430,625
6,400,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	6,352,000
12,425,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	12,472,339
5,050,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	5,012,125
7,225,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	7,261,125
6,575,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	6,575,000
		TOTAL	47,454,257
		Leisure—0.7%
550,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	556,875
1,825,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	1,792,150
7,875,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	7,815,937
2,375,000		Voc Escrow Ltd., Series 144A, 5.00%, 2/15/2028	2,294,345
		TOTAL	12,459,307
		Lodging—0.3%
4,225,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	4,219,719
1,900,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	1,892,875
		TOTAL	6,112,594
		Media Entertainment—5.6%
3,950,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	3,800,176
3,250,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,209,375
4,025,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	3,888,069
6,350,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	4,762,500
950,000		Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	985,340
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,405,813
3,275,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,358,087
3,275,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	3,532,906
5,150,000		Gannett Co., Inc., 6.375%, 10/15/2023	5,336,378
2,250,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	2,179,688
4,675,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	4,645,781
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,329,500
875,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	926,293
3,850,000		Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	3,850,385
4,425,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	4,519,031
2,675,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,624,844
10,725,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	10,494,305
1,350,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	1,329,750
50,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	50,738
2,725,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	2,762,469
3,750,000		Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,707,438
975,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	901,875
6,250,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	6,117,812
7,850,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	8,056,062
3,600,000		Urban One, Inc., Series 144A, 7.375%, 4/15/2022	3,582,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$4,675,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	$4,639,937
625,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	612,500
275,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	275,688
1,450,000	WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	1,442,750
	TOTAL	99,327,490
	Metals & Mining—1.8%
4,375,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,183,594
5,650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	5,480,048
7,175,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	6,780,375
1,175,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	1,213,317
2,700,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	2,801,250
1,600,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,619,600
675,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	687,521
2,375,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	2,436,156
2,450,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	2,511,250
3,475,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	3,674,812
450,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	493,088
	TOTAL	31,881,011
	Midstream—5.7%
1,425,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,421,438
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,329,750
6,900,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	6,882,750
4,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	4,146,125
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	572,844
4,125,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	4,114,687
1,525,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	1,534,531
3,800,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	3,999,500
2,400,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	2,634,000
7,350,000	Cheniere Energy Partners, LP, Series WI, 5.25%, 10/1/2025	7,368,375
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2026	1,411,830
4,750,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	5,011,250
2,725,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,289,000
3,200,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	2,880,000
4,450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	3,904,875
6,900,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	7,089,750
5,425,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	5,384,312
4,800,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	4,740,000
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,243,125
4,075,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	3,891,625
8,250,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	8,285,557
3,075,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	2,975,062
350,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	347,375
1,400,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	1,355,900
1,775,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	1,708,437
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,295,719
2,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	2,711,175
875,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	883,750
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	4,472,250
1,600,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	1,658,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$325,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	$331,507
186,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	191,348
1,650,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	1,753,125
625,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	592,188
	TOTAL	100,411,160
	Oil Field Services—1.6%
650,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	670,313
256,445	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	261,574
2,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	2,842,187
2,025,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	2,085,750
2,225,000	Sesi LLC, 7.125%, 12/15/2021	2,261,713
6,075,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.75%, 9/15/2024	6,219,281
3,600,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	3,721,500
4,100,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	4,248,625
2,575,000	Weatherford International Ltd., 7.00%, 3/15/2038	2,008,500
3,000,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	2,850,000
1,425,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	1,090,125
	TOTAL	28,259,568
	Packaging—5.6%
5,825,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	5,912,375
3,150,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	3,101,175
10,375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	10,893,750
9,325,000	Berry Plastics Corp., 5.50%, 5/15/2022	9,489,120
4,900,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	4,829,391
11,950,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	11,679,930
2,775,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	2,664,000
11,750,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	11,280,000
3,500,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 7/15/2026	3,465,000
7,800,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,014,500
1,000,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	937,500
3,400,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	3,378,750
2,250,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	2,323,125
9,036,929	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	9,070,818
3,275,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	3,338,453
1,150,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,236,250
2,425,000	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,479,563
500,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	511,875
4,550,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	4,322,500
	TOTAL	98,928,075
	Paper—0.4%
1,400,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,309,000
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	5,944,688
	TOTAL	7,253,688
	Pharmaceuticals—4.3%
1,750,000	Bausch Health Cos, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	1,753,500
875,000	Bausch Health Cos, Inc., Sr. Secd. Note, Series 144A, 6.50%, 3/15/2022	912,188
2,225,000	Bausch Health Cos, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	2,356,275
2,975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	2,873,106
625,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/1/2021	625,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$7,750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2023	$7,552,375
12,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	11,490,277
1,600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 7.50%, 7/15/2021	1,634,000
1,825,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2027	1,920,813
2,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	2,997,111
2,375,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,410,625
4,975,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	4,440,187
7,350,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	6,372,450
16,050,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	16,210,500
6,650,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	5,649,175
8,375,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	7,453,750
	TOTAL	76,651,332
	Refining—0.4%
7,650,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	7,803,000
	Restaurants—1.1%
11,475,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	11,016,114
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	505,969
925,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	920,375
2,400,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	2,386,512
3,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	3,902,925
	TOTAL	18,731,895
	Retailers—1.5%
4,050,000	Argos Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	2,931,188
4,950,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	4,979,700
6,350,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	6,461,125
1,825,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 8/1/2026	1,852,375
4,825,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	4,348,531
5,750,000	Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	5,505,625
	TOTAL	26,078,544
	Supermarkets—0.6%
7,225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	6,502,500
4,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	4,106,562
	TOTAL	10,609,062
	Technology—9.0%
9,050,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	9,261,317
5,450,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 9/1/2026	5,542,650
950,000	CDK Global, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2026	983,611
550,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	550,000
4,675,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	4,862,000
5,125,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	5,314,625
7,725,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	8,298,847
4,650,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	4,870,875
1,275,000	Financial & Risk US Holdings, Inc., Series 144A, 6.25%, 5/15/2026	1,275,797
1,900,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2026	1,893,236
950,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	966,863
16,725,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	17,000,962
1,850,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,930,938
2,325,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	2,343,298
8,625,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	8,420,156

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$8,350,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	$8,481,512
11,300,000	Infor US, Inc., 6.50%, 5/15/2022	11,509,615
6,275,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	6,454,339
7,400,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	7,696,000
3,850,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	4,052,972
2,075,000	NCR Corp., 6.375%, 12/15/2023	2,119,094
1,500,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,488,750
2,800,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,791,250
775,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	785,656
2,378,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	2,386,620
5,350,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	5,389,804
6,650,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	6,292,563
1,275,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,284,371
1,025,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,062,156
1,300,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,374,750
4,675,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	5,146,240
1,300,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	1,291,545
3,950,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	3,969,750
11,200,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	10,920,000
825,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	786,844
450,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	440,303
	TOTAL	159,239,309
	Transportation Services—0.1%
325,000	HDTFS, Inc., 6.25%, 10/15/2022	303,063
1,100,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	918,500
	TOTAL	1,221,563
	Utility - Electric—2.3%
8,050,000	Calpine Corp., 5.75%, 1/15/2025	7,154,437
500,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	507,250
900,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	837,000
2,025,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,045,250
6,675,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	6,928,783
3,850,000	NRG Energy, Inc., 6.25%, 5/1/2024	4,023,250
6,075,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	6,406,088
2,225,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	2,432,303
950,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	961,875
425,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	416,500
4,650,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	4,341,938
2,675,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	2,845,531
1,400,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 9/1/2026	1,417,500
	TOTAL	40,317,705
	Wireless Communications—4.2%
1,250,000	Altice France SA, Series 144A, 8.125%, 2/1/2027	1,287,500
1,900,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	1,856,300
7,875,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	7,166,250
2,075,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	2,058,400
12,725,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	12,786,080
4,650,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,683,433
8,525,000	Sprint Corp., 7.125%, 6/15/2024	8,876,656

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireless Communications—continued
$6,750,000	Sprint Corp., 7.875%, 9/15/2023	$7,289,055
6,950,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	7,387,850
1,600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	1,697,200
850,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	869,125
850,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	811,325
3,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,913,750
1,150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,148,563
1,625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,679,031
3,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	3,628,943
3,975,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	4,138,969
1,900,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,995,380
	TOTAL	73,273,810
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,717,328,727)	1,705,872,344
	INVESTMENT COMPANY—2.9%
52,079,679	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.18%[3] (IDENTIFIED COST $52,091,060)	52,090,095
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $1,769,419,787)	1,757,962,439
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	6,176,649
	TOTAL NET ASSETS—100%	$1,764,139,088
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2017	64,459,132
Purchases/Additions	321,178,918
Sales/Reductions	(333,558,371)
Balance of Shares Held 9/30/2018	$52,079,679
Value	$52,090,095
Change in Unrealized Appreciation/Depreciation	$17,044
Net Realized Gain/(Loss)	$296
Dividend Income	$806,970
1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,705,872,344	$—	$1,705,872,344
Investment Company	52,090,095	—	—	52,090,095
TOTAL SECURITIES	$52,090,095	$1,705,872,344	$—	$1,757,962,439
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
14
Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—4.6%
	Auto Receivables—4.2%
$12,960,000	AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	$12,963,149
15,500,000	AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,552,618
13,322,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,346,317
7,400,000	Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,402,702
19,940,000	Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	19,972,457
18,140,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,150,425
14,580,000	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,650,787
	TOTAL	102,038,455
	Other—0.3%
3,626,896	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	3,624,363
3,299,774	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	3,286,252
	TOTAL	6,910,615
	Student Loans—0.1%
1,462,726	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	1,456,630
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $110,349,098)	110,405,700
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
	Non-Agency Mortgage-Backed Securities—2.1%
942,098	Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	890,250
504,870	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	361,851
3,370,841	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	3,292,759
348,740	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.335%, 8/25/2035	339,499
1,286,763	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,257,758
8,510,146	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	7,744,061
8,209,776	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	7,470,794
16,179,088	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	14,722,284
3,227,782	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	3,243,474
12,238,569	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	11,954,860
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $54,939,619)	51,277,590
	MORTGAGE-BACKED SECURITIES—86.3%
	Federal Home Loan Mortgage Corporation—33.1%
3,599,609	3.000%, 4/1/2031	3,550,979
6,141,922	3.000%, 3/1/2032	6,058,946
5,379,609	3.000%, 3/1/2032	5,308,613
5,056,664	3.000%, 6/1/2032	4,988,349
7,178,752	3.000%, 6/1/2032	7,081,769
19,805,491	3.000%, 11/1/2032	19,531,733
3,352,553	3.000%, 12/1/2032	3,308,309
18,285,841	3.000%, 2/1/2033	18,061,660
29,740,235	3.000%, 1/1/2043	28,678,711
1,680,044	3.000%, 6/1/2045	1,612,728
1,285,292	3.000%, 5/1/2046	1,234,194
22,404,866	3.000%, 8/1/2046	21,465,135
10,243,042	3.000%, 10/1/2046	9,835,822
11,383,690	3.000%, 10/1/2046	10,916,894
1

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$2,191,588	3.000%, 11/1/2046	$2,099,666
4,305,331	3.000%, 11/1/2046	4,124,752
51,446,254	3.000%, 1/1/2047	49,288,433
23,702,587	3.000%, 2/1/2047	22,708,425
18,848,145	3.000%, 5/1/2047	18,081,154
881,000	3.500%, 6/1/2026	887,040
376,048	3.500%, 6/1/2026	378,639
267,070	3.500%, 7/1/2026	268,859
6,338,889	3.500%, 4/1/2042	6,296,631
5,008,377	3.500%, 7/1/2042	4,973,423
10,102,062	3.500%, 8/1/2042	10,028,402
7,080,351	3.500%, 4/1/2045	6,997,747
14,238,362	3.500%, 6/1/2046	14,065,576
56,646,692	3.500%, 10/1/2046	55,879,605
18,635,137	3.500%, 11/1/2047	18,414,817
82,361,865	3.500%, 11/1/2047	81,169,339
19,959,827	3.500%, 12/1/2047	19,723,846
8,594,149	3.500%, 1/1/2048	8,483,142
21,527,095	3.500%, 1/1/2048	21,282,674
13,298,949	3.500%, 2/1/2048	13,127,172
8,136,078	3.500%, 2/1/2048	8,043,700
45,221	4.000%, 2/1/2020	46,154
347,143	4.000%, 5/1/2024	354,308
2,136,150	4.000%, 8/1/2025	2,180,239
3,317,054	4.000%, 5/1/2026	3,387,281
224,321	4.000%, 5/1/2026	229,103
2,384,487	4.000%, 12/1/2040	2,428,492
15,335,447	4.000%, 12/1/2041	15,632,837
1,950,487	4.000%, 1/1/2042	1,988,311
26,874,007	4.000%, 6/1/2047	27,378,360
26,948,597	4.000%, 10/1/2047	27,361,713
34,403,481	4.000%, 11/1/2047	34,930,880
15,831,836	4.000%, 12/1/2047	16,074,534
11,846,699	4.000%, 2/1/2048	11,996,838
31,609,346	4.000%, 4/1/2048	31,938,333
10,387,255	4.000%, 6/1/2048	10,582,196
53,681	4.500%, 6/1/2019	53,864
35,706	4.500%, 3/1/2021	36,127
453,166	4.500%, 9/1/2021	458,719
258,959	4.500%, 7/1/2024	264,997
279,117	4.500%, 8/1/2024	285,627
644,922	4.500%, 9/1/2024	660,286
694,879	4.500%, 9/1/2024	711,439
369,493	4.500%, 6/1/2025	377,918
1,428,554	4.500%, 11/1/2039	1,490,054
4,029,573	4.500%, 5/1/2040	4,201,789
397,331	4.500%, 6/1/2040	414,064
803,409	4.500%, 7/1/2040	837,243
1,228,195	4.500%, 8/1/2040	1,279,918
2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$2,557,310	4.500%, 8/1/2040	$2,665,006
7,447,821	4.500%, 9/1/2040	7,761,472
740,269	4.500%, 7/1/2041	770,981
442,262	4.500%, 7/1/2041	465,863
1,703,928	4.500%, 7/1/2041	1,774,620
13,011,627	4.500%, 2/1/2048	13,665,308
22,502,041	4.500%, 5/1/2048	23,242,235
16,929,090	4.500%, 8/1/2048	17,686,997
9,942	5.000%, 7/1/2019	9,998
155,528	5.000%, 7/1/2020	157,072
30,061	5.000%, 10/1/2021	30,682
99,492	5.000%, 11/1/2021	101,642
109,773	5.000%, 12/1/2021	112,194
182,728	5.000%, 6/1/2023	188,060
132,697	5.000%, 7/1/2023	136,660
298,819	5.000%, 7/1/2023	307,952
138,057	5.000%, 7/1/2025	141,896
2,022,653	5.000%, 1/1/2034	2,144,207
662,317	5.000%, 5/1/2034	702,423
2,697	5.000%, 11/1/2035	2,858
880,493	5.000%, 4/1/2036	933,145
185,089	5.000%, 4/1/2036	196,240
11,091	5.000%, 4/1/2036	11,748
830	5.000%, 4/1/2036	880
86,837	5.000%, 5/1/2036	92,143
269,325	5.000%, 6/1/2036	285,055
142,316	5.000%, 6/1/2036	150,834
836,335	5.000%, 12/1/2037	887,412
131,529	5.000%, 2/1/2038	139,774
130,685	5.000%, 5/1/2038	138,836
63,086	5.000%, 6/1/2038	67,021
142,017	5.000%, 9/1/2038	150,919
419,795	5.000%, 9/1/2038	445,978
126,942	5.000%, 2/1/2039	134,859
53,433	5.000%, 3/1/2039	56,733
142,316	5.000%, 6/1/2039	151,104
4,308,369	5.000%, 10/1/2039	4,574,395
348,399	5.000%, 2/1/2040	369,694
1,867,261	5.000%, 4/1/2040	1,981,390
791,642	5.000%, 8/1/2040	839,781
34,352	5.500%, 3/1/2021	35,091
233,430	5.500%, 4/1/2021	238,295
9,097	5.500%, 1/1/2022	9,354
173,062	5.500%, 1/1/2022	177,960
59,909	5.500%, 1/1/2022	61,644
224,471	5.500%, 2/1/2022	230,964
1,639,321	5.500%, 5/1/2034	1,774,078
124,975	5.500%, 3/1/2036	135,385
43,772	5.500%, 3/1/2036	47,532
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$149,281	5.500%, 3/1/2036	$161,942
108,276	5.500%, 3/1/2036	117,563
323,818	5.500%, 6/1/2036	351,263
119,112	5.500%, 6/1/2036	129,054
160,462	5.500%, 6/1/2036	174,141
411,946	5.500%, 9/1/2037	447,203
108,465	5.500%, 9/1/2037	117,781
149,047	5.500%, 12/1/2037	161,847
29,490	5.500%, 3/1/2038	32,023
512,869	5.500%, 5/1/2038	556,915
664,321	5.500%, 9/1/2038	721,374
201,141	5.500%, 9/1/2039	218,352
379,667	5.500%, 5/1/2040	412,273
13,071	6.000%, 7/1/2029	14,302
48,028	6.000%, 2/1/2032	52,641
73,166	6.000%, 5/1/2036	80,127
95,680	6.000%, 8/1/2037	104,956
277,560	6.000%, 9/1/2037	303,985
20,278	6.500%, 3/1/2022	21,071
11,630	6.500%, 6/1/2029	12,835
17,746	6.500%, 6/1/2029	19,589
4,819	6.500%, 7/1/2029	5,282
315,452	6.500%, 11/1/2036	351,527
736,383	6.500%, 10/1/2037	807,436
4,149	6.500%, 4/1/2038	4,613
2,958	6.500%, 4/1/2038	3,290
451	7.000%, 10/1/2020	463
9,567	7.000%, 4/1/2032	10,427
262,635	7.000%, 4/1/2032	297,236
57,651	7.000%, 9/1/2037	65,053
24,878	7.500%, 8/1/2029	28,111
30,645	7.500%, 10/1/2029	34,499
15,253	7.500%, 11/1/2029	17,202
18,761	7.500%, 4/1/2031	20,668
16,378	7.500%, 5/1/2031	18,545
4,424	8.000%, 3/1/2030	5,048
38,496	8.000%, 1/1/2031	44,520
61,098	8.000%, 2/1/2031	69,953
59,894	8.000%, 3/1/2031	69,240
741	8.500%, 9/1/2025	814
2,749	8.500%, 9/1/2025	3,047
	TOTAL	797,993,089
	Federal National Mortgage Association—47.9%
3,891,258	3.000%, 2/1/2032	3,848,568
6,610,400	3.000%, 8/1/2043	6,374,712
5,286,418	3.000%, 9/1/2043	5,097,936
16,239,972	3.000%, 8/1/2046	15,579,751
6,056,701	3.000%, 9/1/2046	5,814,256
9,801,163	3.000%, 10/1/2046	9,390,454
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$5,370,631	3.000%, 11/1/2046	$5,145,580
6,584,573	3.000%, 11/1/2046	6,312,768
7,383,273	3.000%, 12/1/2046	7,073,883
12,930,940	3.000%, 12/1/2046	12,389,081
3,301,147	3.000%, 1/1/2047	3,162,815
77,742,663	3.000%, 1/1/2047	74,484,926
1,663,360	3.000%, 2/1/2047	1,597,297
14,929,096	3.000%, 3/1/2047	14,303,505
19,898,930	3.000%, 3/1/2047	19,083,739
11,949,799	3.000%, 4/1/2047	11,445,319
13,770,373	3.000%, 12/1/2047	13,210,551
18,838,889	3.000%, 12/1/2047	18,084,785
387,197	3.500%, 11/1/2025	389,816
641,674	3.500%, 11/1/2025	646,013
608,824	3.500%, 12/1/2025	613,020
221,893	3.500%, 1/1/2026	223,413
735,107	3.500%, 1/1/2026	740,141
10,259,421	3.500%, 5/1/2042	10,195,434
16,077,910	3.500%, 8/1/2042	15,962,561
8,158,675	3.500%, 9/1/2042	8,097,592
45,569,757	3.500%, 4/1/2043	45,264,185
20,346,647	3.500%, 8/1/2046	20,070,327
27,544,983	3.500%, 9/1/2046	27,235,463
8,943,184	3.500%, 11/1/2046	8,820,333
30,272,824	3.500%, 11/1/2047	29,819,128
28,714,154	3.500%, 12/1/2047	28,337,657
34,736,680	3.500%, 12/1/2047	34,216,085
34,858,349	3.500%, 12/1/2047	34,406,738
16,689,238	3.500%, 1/1/2048	16,439,118
4,984,751	3.500%, 1/1/2048	4,910,045
19,621,228	3.500%, 4/1/2048	19,321,035
562,627	4.000%, 12/1/2025	574,019
612,100	4.000%, 7/1/2026	625,068
3,405,638	4.000%, 2/1/2041	3,468,089
9,020,839	4.000%, 12/1/2041	9,186,260
3,567,743	4.000%, 3/1/2042	3,637,626
6,975,552	4.000%, 4/1/2042	7,111,096
11,924,751	4.000%, 10/1/2045	12,139,696
2,836,899	4.000%, 3/1/2046	2,875,623
4,372,391	4.000%, 7/1/2046	4,447,104
3,781,788	4.000%, 9/1/2046	3,847,592
7,598,798	4.000%, 11/1/2046	7,726,269
30,648,433	4.000%, 6/1/2047	31,220,029
17,825,962	4.000%, 9/1/2047	18,083,214
15,574,070	4.000%, 10/1/2047	15,747,723
19,381,102	4.000%, 11/1/2047	19,700,165
12,969,598	4.000%, 11/1/2047	13,162,846
15,725,055	4.000%, 12/1/2047	16,018,328
19,121,291	4.000%, 12/1/2047	19,436,077
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$30,453,683	4.000%, 1/1/2048	$30,897,929
8,483,032	4.000%, 1/1/2048	8,610,755
12,230,169	4.000%, 2/1/2048	12,383,734
5,670,996	4.000%, 2/1/2048	5,753,722
25,575,106	4.000%, 2/1/2048	26,052,085
15,891,269	4.000%, 2/1/2048	16,058,527
13,564,613	4.000%, 5/1/2048	13,711,621
4,047,913	4.000%, 6/1/2048	4,089,411
15,292,373	4.000%, 6/1/2048	15,458,105
50,131	4.500%, 12/1/2019	50,261
242,079	4.500%, 2/1/2039	252,397
1,423,812	4.500%, 5/1/2040	1,484,051
4,733,219	4.500%, 10/1/2040	4,930,517
455,375	4.500%, 11/1/2040	474,357
6,743,226	4.500%, 3/1/2041	7,024,307
5,254,219	4.500%, 4/1/2041	5,469,949
2,666,056	4.500%, 6/1/2041	2,775,520
5,794,265	4.500%, 9/1/2041	6,028,548
1,439,736	4.500%, 12/1/2041	1,499,749
2,893,590	4.500%, 12/1/2041	3,014,205
3,474,186	4.500%, 1/1/2042	3,614,660
8,289,745	4.500%, 6/1/2044	8,604,204
17,845,393	4.500%, 9/1/2047	18,438,681
26,989,283	4.500%, 11/1/2047	27,878,135
17,622,437	4.500%, 3/1/2048	18,500,184
13,826,331	4.500%, 5/1/2048	14,277,360
22,947,986	4.500%, 8/1/2048	23,694,780
24,735,146	4.500%, 8/1/2048	25,540,100
852,745	5.000%, 5/1/2023	876,747
152,468	5.000%, 8/1/2023	156,760
590,881	5.000%, 11/1/2023	609,449
2,766,394	5.000%, 2/1/2036	2,929,608
1,716,796	5.000%, 1/1/2040	1,820,046
1,632,605	5.000%, 7/1/2040	1,731,053
560,333	5.000%, 7/1/2041	594,121
1,607,382	5.000%, 10/1/2041	1,703,807
22,547,665	5.000%, 6/1/2048	23,695,932
4,843,733	5.000%, 7/1/2048	5,091,919
15,589,292	5.000%, 7/1/2048	16,388,067
11,299,224	5.000%, 7/1/2048	11,871,119
8,669,580	5.000%, 8/1/2048	9,113,798
28,427,018	5.000%, 8/1/2048	29,883,582
66,552	5.500%, 1/1/2032	71,845
36,090	5.500%, 1/1/2032	38,971
566,854	5.500%, 9/1/2034	615,127
1,738,210	5.500%, 12/1/2034	1,886,932
64,898	5.500%, 4/1/2035	70,422
413,545	5.500%, 8/1/2035	448,559
696,793	5.500%, 11/1/2035	755,416
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$404,711	5.500%, 1/1/2036	$439,130
150,737	5.500%, 3/1/2036	163,456
941,572	5.500%, 4/1/2036	1,021,173
632,873	5.500%, 4/1/2036	685,983
457,188	5.500%, 5/1/2036	495,995
203,911	5.500%, 9/1/2036	221,184
637,288	5.500%, 8/1/2037	691,461
247,484	5.500%, 7/1/2038	268,971
891,673	5.500%, 4/1/2041	968,252
2,640	6.000%, 1/1/2029	2,738
17,657	6.000%, 1/1/2029	19,050
8,768	6.000%, 2/1/2029	9,473
22,574	6.000%, 2/1/2029	24,376
5,247	6.000%, 4/1/2029	5,703
21,088	6.000%, 5/1/2029	22,887
13,033	6.000%, 5/1/2029	14,087
833,163	6.000%, 7/1/2034	916,617
474,436	6.000%, 11/1/2034	521,456
70,828	6.000%, 7/1/2036	77,505
223,681	6.000%, 7/1/2036	244,990
283,298	6.000%, 10/1/2037	310,603
267,329	6.000%, 6/1/2038	292,811
1,238,255	6.000%, 7/1/2038	1,358,858
83,538	6.000%, 9/1/2038	91,863
74,198	6.000%, 10/1/2038	81,130
450,406	6.000%, 2/1/2039	493,145
830	6.500%, 4/1/2019	834
37,130	6.500%, 9/1/2028	40,244
5,344	6.500%, 8/1/2029	5,858
6,283	6.500%, 6/1/2031	6,909
16,242	6.500%, 6/1/2031	17,874
5,557	6.500%, 6/1/2031	6,094
6,126	6.500%, 6/1/2031	6,726
35,893	6.500%, 12/1/2031	39,765
7,511	6.500%, 1/1/2032	8,324
61,863	6.500%, 3/1/2032	68,542
213,641	6.500%, 4/1/2032	236,086
86,496	6.500%, 5/1/2032	95,840
57,647	6.500%, 11/1/2035	63,510
354,825	6.500%, 7/1/2036	394,623
12,036	6.500%, 8/1/2036	13,406
14,810	6.500%, 9/1/2036	16,524
119,152	6.500%, 12/1/2036	132,131
120,875	6.500%, 9/1/2037	134,437
6,615	6.500%, 12/1/2037	7,358
125,540	6.500%, 10/1/2038	139,628
1,415	7.000%, 7/1/2023	1,502
31,321	7.000%, 2/1/2024	33,191
1,327	7.000%, 5/1/2024	1,424
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$2,632	7.000%, 7/1/2024	$2,840
1,441	7.000%, 7/1/2025	1,569
19,686	7.000%, 9/1/2031	22,150
6,505	7.000%, 9/1/2031	7,348
138,281	7.000%, 11/1/2031	156,338
12,302	7.000%, 12/1/2031	13,721
183,255	7.000%, 1/1/2032	205,895
30,835	7.000%, 2/1/2032	34,675
54,124	7.000%, 3/1/2032	60,814
289,626	7.000%, 3/1/2032	323,178
37,376	7.000%, 4/1/2032	41,917
6,050	7.000%, 4/1/2032	6,821
129,615	7.000%, 4/1/2032	146,174
30,889	7.000%, 6/1/2032	34,816
386,560	7.000%, 6/1/2037	433,807
1,069	7.500%, 1/1/2030	1,207
13,040	7.500%, 9/1/2030	14,728
18,836	7.500%, 5/1/2031	21,418
4,992	7.500%, 6/1/2031	5,649
55,615	7.500%, 8/1/2031	63,241
49,426	7.500%, 1/1/2032	55,450
5,260	7.500%, 6/1/2033	5,911
400	8.000%, 7/1/2023	425
5,595	8.000%, 10/1/2026	6,272
3,211	8.000%, 11/1/2029	3,668
727	9.000%, 6/1/2025	813
	TOTAL	1,156,620,560
	Government National Mortgage Association—5.3%
6,059,150	3.500%, 12/15/2040	6,033,101
2,086,601	3.500%, 8/15/2043	2,085,129
1,685,704	3.500%, 8/15/2043	1,684,515
24,236,815	3.500%, 5/20/2046	24,157,230
2,102,070	4.000%, 9/15/2040	2,154,412
4,971,469	4.000%, 10/15/2040	5,095,259
2,325,895	4.000%, 1/15/2041	2,382,356
3,264,436	4.000%, 10/15/2041	3,347,092
6,438,548	4.000%, 12/20/2046	6,550,769
10,086,561	4.000%, 5/20/2047	10,271,822
13,631,051	4.000%, 8/20/2047	13,885,674
528,585	4.500%, 1/15/2039	554,050
475,256	4.500%, 6/15/2039	498,883
1,750,704	4.500%, 10/15/2039	1,829,698
568,732	4.500%, 1/15/2040	594,394
330,524	4.500%, 6/15/2040	345,437
585,630	4.500%, 9/15/2040	612,786
621,409	4.500%, 2/15/2041	649,060
1,582,613	4.500%, 3/15/2041	1,654,022
167,135	4.500%, 5/15/2041	174,817
5,525,615	4.500%, 6/20/2041	5,770,742
8

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$863,137	4.500%, 9/15/2041	$902,810
1,251,794	4.500%, 9/20/2041	1,307,326
870,831	4.500%, 10/15/2043	908,136
458,810	4.500%, 11/15/2043	478,465
23,454,183	4.500%, 8/20/2048	24,271,109
714,904	5.000%, 1/15/2039	761,852
689,964	5.000%, 5/15/2039	735,058
1,015,412	5.000%, 8/20/2039	1,080,252
2,232,402	5.000%, 6/15/2040	2,364,228
1,418,136	5.000%, 7/15/2040	1,501,436
286,653	5.500%, 12/15/2038	312,689
216,513	5.500%, 12/20/2038	234,332
399,904	5.500%, 1/15/2039	435,893
454,673	5.500%, 2/15/2039	495,591
10,031	6.000%, 10/15/2028	10,796
12,966	6.000%, 3/15/2029	13,942
11,796	6.000%, 6/15/2029	12,775
160,848	6.000%, 2/15/2036	177,775
206,457	6.000%, 4/15/2036	227,631
242,348	6.000%, 6/15/2037	266,529
21,227	6.500%, 10/15/2028	23,407
8,359	6.500%, 10/15/2028	9,019
10,549	6.500%, 11/15/2028	11,548
20,549	6.500%, 12/15/2028	22,469
7,493	6.500%, 2/15/2029	8,259
15,921	6.500%, 3/15/2029	17,512
30,754	6.500%, 9/15/2031	34,326
66,627	6.500%, 2/15/2032	74,209
20,850	7.000%, 11/15/2027	23,012
16,397	7.000%, 12/15/2027	18,188
14,185	7.000%, 6/15/2028	15,429
23,535	7.000%, 11/15/2028	25,959
9,652	7.000%, 1/15/2029	10,757
8,841	7.000%, 5/15/2029	9,907
4,068	7.000%, 10/15/2029	4,554
25,644	7.000%, 5/15/2030	28,751
17,110	7.000%, 11/15/2030	19,289
19,733	7.000%, 12/15/2030	21,992
32,808	7.000%, 6/15/2031	36,436
16,723	7.000%, 8/15/2031	18,775
69,073	7.000%, 10/15/2031	77,981
12,210	7.000%, 12/15/2031	13,828
127	7.500%, 7/15/2029	128
20,611	7.500%, 8/15/2029	23,222
48,892	7.500%, 10/15/2029	55,341
58,721	7.500%, 6/15/2030	66,661
5,201	7.500%, 10/15/2030	5,882
7,866	7.500%, 1/15/2031	8,966
8,890	8.000%, 1/15/2022	9,416
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$3,904	8.000%, 6/15/2022	$4,151
4,448	8.000%, 8/15/2029	5,126
2,903	8.000%, 10/15/2029	3,358
10,414	8.000%, 11/15/2029	12,053
10,950	8.000%, 1/15/2030	12,548
3,964	8.000%, 10/15/2030	4,594
84,330	8.000%, 11/15/2030	98,195
4,529	8.500%, 5/15/2029	5,246
506	9.500%, 10/15/2020	530
	TOTAL	127,670,897
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,103,320,867)	2,082,284,546
	U.S. TREASURIES—1.7%
20,000,000	United States Treasury Notes, 2.250%, 8/15/2027	18,758,784
23,000,000	United States Treasury Notes, 2.750%, 7/31/2023	22,797,312
	TOTAL U.S. TREASURIES (IDENTIFIED COST $42,154,229)	41,556,096
	INVESTMENT COMPANY—5.3%
127,939,010	Federated Government Obligations Fund, Premier Shares, 1.97%[1] (IDENTIFIED COST $127,939,010)	127,939,010
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $2,438,702,823)	2,413,462,942
	OTHER ASSETS AND LIABILITIES - NET—0.0%[2]	(164,849)
	TOTAL NET ASSETS—100%	$2,413,298,093
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2017	80,524,558
Purchases/Additions	1,300,820,307
Sales/Reductions	(1,253,405,855)
Balance of Shares Held 09/30/2018	127,939,010
Value	$127,939,010
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$1,882,064
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
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Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$110,405,700	$—	$110,405,700
Collateralized Mortgage Obligations	—	51,277,590	—	51,277,590
Mortgage-Backed Securities	—	2,082,284,546	—	2,082,284,546
U.S. Treasuries	—	41,556,096	—	41,556,096
Investment Company	127,939,010	—	—	127,939,010
TOTAL SECURITIES	$127,939,010	$2,285,523,932	$—	$2,413,462,942
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Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018